Investment Strategy - Aura AI Photonics ETF	Jul. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a passive management (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index follows a rules-based methodology (described generally below) designed to track the performance of global equity securities of companies listed on major country exchanges which are materially or principally engaged in the generation, transmission, and processing of data using light-based signaling for artificial intelligence (“AI”) computing. The equity securities in which the Fund may invest include ordinary shares and American Depository Receipts (“ADRs”).

To determine the universe of Index constituents, the Index follows a non-discretionary, rules-based methodology developed by VettaFi LLC (the “Index Provider”). The Index is owned, calculated, administered, and published by the Index Provider. The Fund’s sponsor, Aura ETFs Inc. (“Aura”), has no role in the development, maintenance, or administration of the Index or its methodology, and neither Aura nor the Adviser is affiliated with the Index Provider.

VettaFi AI Photonics Index

The Index’s initial investible universe consists of global equity securities listed on one of the country securities exchanges listed below (the “Universe”). The Index includes equity securities of companies involved in the following sub-themes (each, an “Optical and Photonic Company” and collectively, “Optical and Photonic Companies”):

●	Layer 1: The Raw Chemistry & Materials (The Soil): The foundational layer where exotic chemical compounds (like Indium Phosphide), specialized wafers, and next-generation polymers are engineered, providing the physical canvas because standard silicon cannot efficiently emit light.

●	Layer 2: The Raw Light & Micro-Optics (The Bulbs & Lenses): The physical hardware that generates, steers, and catches the light. This includes the bare laser diodes, the photodetectors, and the microscopic glass and plastic lenses that perfectly focus the beam into the fiber.

●	Layer 3: The Translators & Optical Intelligence (The Brains): The specialized semiconductor chips that bridge the electrical and optical worlds. This includes analog drivers to fire the lasers and complex Optical DSPs (Digital Signal Processors) that act as massive noise-canceling headphones to clean up the high-speed data signals.

●	Layer 4: Final Module Integration & Assembly (The Builders): The precise manufacturing and assembly stage where the chips, lasers, and lenses are robotically combined into the final, ready-to-use pluggable transceiver modules or advanced Co-Packaged Optics (CPO) interposers.

●	Layer 5: The Physical Highway & Network (The Infrastructure): The physical routing systems that connect the GPUs across the data center. This includes the massive Ethernet switches, the miles of high-density glass fiber-optic cabling, the physical connectors, and the long-haul optical systems linking separate buildings together.

●	Layer 6: The Toolmakers & Quality Control (The Inspectors): The “picks and shovels” layer that provides the multi-million-dollar lab testing equipment, validation platforms, and precision alignment tools required to ensure these ultra-fast components perform flawlessly before they are deployed by hyperscalers.

Companies that trade on the following country exchanges qualify for inclusion: Australia, Austria, Belgium, Canada, China, Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, United Kingdom and United States.

A company must meet one of the following criteria to be considered an Optical and Photonic Company:

●	Principally Engaged (“Pureplay”): Companies with at least 50% of annual revenue derived from the photonics value chain, as well as pre-revenue companies whose business model is completely focused on the photonics value chain, as determined by the Index Provider in accordance with the Index's objective, rules-based methodology using publicly available information.

●	Materially Engaged: Companies with between 10% and 50% of annual revenue derived from the photonics value chain.

To be included in the Index, a company must have a market capitalization of at least US$100 million (US$80 million for current constituents) a minimum free float of 20%, a three-month average daily traded value of at least US$1 million, and have traded on at least 22 days during the three-month period prior to and including the selection date. The Index consists of the 25 highest-ranked eligible securities, ranked first by engagement classification (principally engaged before materially engaged) and then, within each engagement classification, by market capitalization.

Rebalancing Review and Index Weighting

The Index is rebalanced and reconstituted quarterly generally on the third Wednesday of January, April, July, and October based on data as of the last business day of the month prior to the date of such rebalance and reconstitution.

On each selection day, the following weighting methodology is used and it separately weights Optical and Photonic Companies that are principally engaged, materially engaged and pre-revenue.

●	Principally Engaged: These Optical and Photonic Companies will make up at least 80% of the Index. Index constituents are weighted by float-modified market capitalization with a maximum weight of 10% and a minimum weight of 2%.

●	Materially Engaged: Index constituents are weighted by float-modified market capitalization with a maximum weight of 4% and a minimum weight of 0.3%.

Securities with a weight greater than 5% are capped at an aggregate of 45% of the Index.

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in Optical and Photonic Companies, as defined above.

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund’s investments may include micro-, small-, medium- and large-capitalization companies.

The Fund is non-diversified.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of April 30, 2026, the Index is concentrated in the Semiconductors & Semiconductor Equipment, Technology Hardware & Equipment groups of industries.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in Optical and Photonic Companies, as defined above.